CONCENTRATIONS OF RISK (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Concentration Risk [Line Items]
Revenues	$ 269,922	$ 1,824,479	$ 927,053	$ 2,945,508
Accounts receivable	5,098,954		5,098,954		$ 4,499,746
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 192,802	$ 1,302,010	$ 695,289	$ 2,268,849
Concentration Risk, Percentage	72.00%	71.00%	74.00%	77.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 38,560	$ 483,291	$ 115,882	$ 541,301
Concentration Risk, Percentage	14.00%	26.00%	13.00%	18.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 38,560		$ 115,882
Concentration Risk, Percentage	14.00%		13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Total Customers [Member]
Concentration Risk [Line Items]
Revenues	$ 269,922	$ 1,785,301	$ 927,053	$ 2,810,150
Concentration Risk, Percentage	100.00%	98.00%	100.00%	95.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 2,479,760	$ 1,245,736	$ 2,479,760	$ 1,245,736
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable	1,473,355	481,194	1,473,355	481,194
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable	1,140,444		1,140,444
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Total Customers [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 5,093,559	$ 1,726,930	$ 5,093,559	$ 1,726,930